Reverse Takeover (Details) - Schedule of allocation of the purchase consideration	Feb. 14, 2020 USD ($) shares
Reverse Takeover [Abstract]
Fair value of 6,530,560 subordinate voting shares (in Shares) | shares	2,957,458	[1]
Other property, plant and equipment	$ 2,244,509
Trade and other payables	576,957
Net assets acquired	1,667,552
Goodwill, Gross	1,289,906	[2]
Purchase consideration	$ 2,957,458

[1]	The common shares issued were valued based on the HashChain closing price of CAD$0.60 on the TSXV on February 14, 2020.
[2]	The goodwill acquired from the RTO Transaction is primarily attributable to the synergies expected to arise from vertical integration of the cryptocurrency mining operations which is the only segment of the Company.